Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Prepaid expenses	$ 13	$ 1,547
Deposits in guarantee to free zone	176	176
Other (1)	2,684	3,359
Total	$ 2,873	$ 5,082